Revenue And Segment Information - Company Allocated The Transaction Price To The Performance Obligations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	$ 10,000,000
Revenue recognized	0	$ 8,500,000
Cumulative revenue recognized	8,500,000
License [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	8,500,000
Revenue recognized	0
Cumulative revenue recognized	8,500,000
Initial Supply [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Transaction price	1,500,000
Revenue recognized	0
Cumulative revenue recognized	$ 0